Income Taxes (Detailed Amounts of Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ (45,991)	¥ (22,487)	¥ 8,273
Less: reclassification adjustments	24,560	5,586	5,151
Total	(21,431)	(16,901)	13,425
Foreign currency translation adjustments:
Unrealized gains (losses)	(2,181)	2,181	0
Less: reclassification adjustments	0	0	0
Total	(2,181)	2,181	0
Defined benefit plan adjustments:
Unrealized gains (losses)	81,940	(18,658)	42,415
Less: reclassification adjustments	(12,509)	(14,301)	(9,759)
Total	69,431	(32,960)	32,655
Own credit risk adjustments:
Unrealized gains (losses)	(2,838)	6,485	(6,590)
Less: reclassification adjustments	(32)	197	552
Total	(2,869)	6,682	(6,038)
Total tax effect before allocation to noncontrolling interests	¥ 42,949	¥ (40,998)	¥ 40,043